Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Recurring payment	$ 1,589	$ 350
Total Revenue	27,439	18,975
Total cost of revenue	22,481	12,608
Gross profit	4,958	6,367
Operating expenses
Research and development	27,002	14,188
Selling and marketing	12,363	7,004
General and administrative	23,352	6,382
Total operating expenses	62,717	27,574
Loss from operations	(57,759)	(21,207)
Interest expense	(2,740)	(639)
Loss on the convertible note modification	(50,577)	0
(Loss)/gain on fair value of warrants	(5,202)	4
Gain on fair value of contingent earnout liabilities	9,275	0
Other income (expense), net	(88)	35
Loss before provision for income taxes	(107,091)	(21,807)
Provision for income taxes	0	0
Net loss	(107,091)	(21,807)
Extinguishment of redeemable convertible preferred stock	0	13,051
Net loss attributable to common stockholders	$ (107,091)	$ (8,756)
Net loss per share attributable to common stockholders, basic (in usd per share)	$ (1.82)	$ (0.56)
Net loss per share attributable to common stockholders, diluted (in usd per share)	$ (1.82)	$ (0.56)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	58,688,496	15,629,179
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	58,688,496	15,629,179
Net loss	$ (107,091)	$ (21,807)
Net unrealized holding losses on available-for-sale investments	(14)	0
Other comprehensive loss	(107,105)	(21,807)
3D Printer
Revenue from contract with customer	23,015	16,965
Total cost of revenue	17,560	10,605
Recurring payment
Total cost of revenue	1,112	245
Support services
Revenue from contract with customer	2,835	1,660
Total cost of revenue	$ 3,809	$ 1,758